INCOME TAXES - Schedule of recognized tax losses and unrecognized tax attributes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Significant Accounting Policies
Amount of losses	$ 166.8	$ 274.9
Amount of deferred tax assets relating to losses	48.7	32.8
Unused tax losses carried forward, for which no deferred tax assets were recognized	166.8	274.9
Other temporary differences, for which no deferred tax assets were recognized	1,128.8	797.1
Unrecognized net deferred tax assets	262.7	227.0
Canada
Significant Accounting Policies
Amount of losses	70.5	23.0
Amount of deferred tax assets relating to losses	13.5	6.0
Unused tax losses carried forward, for which no deferred tax assets were recognized	70.5	23.0
France
Significant Accounting Policies
Amount of losses	32.4	59.8
Amount of deferred tax assets relating to losses	8.1	15.0
Unused tax losses carried forward, for which no deferred tax assets were recognized	32.4	59.8
Sweden
Significant Accounting Policies
Amount of losses	51.8	0.0
Amount of deferred tax assets relating to losses	10.7	0.0
Unused tax losses carried forward, for which no deferred tax assets were recognized	51.8	0.0
The United States
Significant Accounting Policies
Amount of losses	52.2	36.9
Amount of deferred tax assets relating to losses	14.0	7.9
Unused tax losses carried forward, for which no deferred tax assets were recognized	52.2	36.9
Austria
Significant Accounting Policies
Amount of losses	10.5	9.3
Amount of deferred tax assets relating to losses	2.4	2.1
Unused tax losses carried forward, for which no deferred tax assets were recognized	10.5	9.3
Other
Significant Accounting Policies
Amount of losses	0.0	0.0
Amount of deferred tax assets relating to losses	0.0	1.8
Unused tax losses carried forward, for which no deferred tax assets were recognized	$ 0.0	$ 0.0